STATEMENT OF MATERIAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2025
Disclosure of initial application of standards or interpretations [abstract]
Basis of preparation
(a)    Basis of preparation
The financial report is a general purpose financial report, which has been prepared in accordance with IFRS as issued by the IASB.
The consolidated financial report has also been prepared on a historical cost basis, except for other financial assets, which have been measured at fair value. The consolidated financial statements are presented in United States dollars (US$ or $).
Going concern
The financial statements have been prepared on the going concern basis, which contemplates the continuity of normal business activity and the realization of assets and the settlement of liabilities in the normal course of business.
The Group had net outflows from operating and investing activities of $46.1 million for fiscal 2025 (2024: $25.1 million) (2023: $21.6 million). At June 30, 2025, the Group has cash and cash equivalents of $54.8 million (2024: $33.2 million).
On July 29, 2025, the Company completed the placement of 14 million new fully paid ordinary shares at A$5.00 per share, to raise gross proceeds of $46 million (approximately A$70 million) before costs.
Alleviation of Substantial Doubt About Going Concern
During the prior fiscal year ended June 30, 2024, the Company disclosed in Note 1 to the consolidated financial statements that there were conditions and events that raised substantial doubt about the Company's ability to continue as a going concern within one year after the date that the financial statements were issued.
As of September 30, 2025, the Company concluded that the factors which led to the substantial doubt about the ability to continue as a going concern have been alleviated for at least twelve months from the issuance of these financial statements. The improvement in the Company's financial condition is attributable to the following events and actions taken by management:
•Continuous support from investors in the form of capital raise: During the year ended June 30, 2025, the Company successfully secured additional share placement cash inflows of $70.7 million. On July 29, 2025, the Company completed the placement of additional 14,000,000 new fully paid ordinary shares to raise proceeds of approximately $46 million (A$70 million) before costs.
•Strong cash position: At June 30, 2025, the Group had cash reserves of $54.8 million. The subsequent capital raise in July 2025 mentioned above increased the cash position to approximately $100 million.
•Continuous Government support: The U.S. government continues to support IperionX’s efforts to re-shore a secure domestic titanium supply chain, building upon the initial $12.7 million contract awarded to IperionX in 2023. As of June 30, 2025, the Company has been awarded approximately $60 million in funding and grants through the U.S. DoW DPA Title III and IBAS programs.
•Subsequent inclusion in the ASX 200 index - attracting institutional investment and increasing liquidity, meaning improved access to capital.
These developments have led management to conclude that the substantial doubt about the Company's ability to continue as a going concern has been alleviated. The Company's current financial projections, which consider these positive developments, support the Company's ability to meet its obligations as they become due for at least one year from the issuance of these financial statements. No adjustments are required to the carrying amounts or classification of assets and liabilities in the financial statements.

New standards, interpretations and amendments and Issued standards and interpretations not early adopted
(b)    New standards, interpretations and amendments
In the current year, the Group has adopted all of the new and revised Accounting Standards and Interpretations effective from July 1, 2024 that are mandatory.
The adoption of the aforementioned standards has had no impact on the financial statements of the Company as at June 30, 2025. The Group has not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective.
(c)    Issued standards and interpretations not early adopted
International Financial Reporting Standards and Interpretations that have recently been issued or amended but are not yet effective have not been adopted by the Group for the year ended June 30, 2025. Those which may be relevant to the Group are set out in the table below, but these are not expected to have any significant impact on the Group’s financial statements:

Standard/Interpretation	Application Date of Standard	Application Date for the Group
Amendments to IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture	1 January 2025	1 July 2025
IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027	1 July 2027
A discussion on the impact of the adoption of IFRS 18 Presentation and Disclosure in Financial Statements is included below. The adoption of the other aforementioned standard is not expected to have any significant impact on the Group’s financial statements.

Principles of Consolidation
(d)    Principles of Consolidation
The consolidated financial statements incorporate the assets and liabilities of all subsidiaries of the Company.
Control is achieved when the Company has power over the investee, is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to use its power to affect its returns. The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above. When the Company has less than a majority of the voting rights of an investee, it has power over the investee when the voting rights are sufficient to give it the practical ability to direct the relevant activities of the investee unilaterally. The Company considers all relevant facts and circumstances in assessing whether or not the Company’s voting rights in an investee are sufficient to give it power.
Subsidiaries are all those entities (including special purpose entities) over which the Company has the power to govern the financial and operating policies, so as to obtain benefits from its activities, generally accompanying a shareholding of more than one-half of the voting rights. The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the Company controls another entity.
The financial statements of the subsidiaries are prepared for the same reporting period as the Company, using consistent accounting policies. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Company.
Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are de-consolidated from the date that control ceases.
Intercompany transactions and balances, income and expenses and profits and losses between Group companies, are eliminated.

Foreign Currencies
(e)    Foreign Currencies
(i)Functional and presentation currency
The functional currency of each of the Group’s entities is measured using the currency of the primary economic environment in which that entity operates. The parent Company’s functional currency is Australian dollars.
The Group’s financial statements are presented in U.S. dollars which is the Group’s presentation currency. U.S dollars has been chosen as the Group’s presentation currency to better reflect the Groupʼs business activities in the U.S. and to enhance comparability with its industry peer group, the majority of which report in U.S. dollars.
(ii)Transactions and balances
Foreign currency transactions are translated into functional currency using the exchange rates prevailing at the date of the transaction. Foreign currency monetary items are translated at the year-end exchange rate. Non-monetary items measured at historical cost continue to be carried at the exchange rate at the date of the transaction. Non-monetary items measured at fair value are reported at the exchange rate at the date when fair values were determined.
Exchange differences arising on the translation of monetary items are recognized in the income statement, except where deferred in equity as a qualifying cash flow or net investment hedge.
Exchange differences arising on the translation of non-monetary items are recognized directly in equity to the extent that the gain or loss is directly recognized in equity, otherwise the exchange difference is recognized in the income statement.
(iii)Group companies
The financial results and position of operations whose functional currency is different from the Group’s presentation currency are translated as follows:
•assets and liabilities are translated at year-end exchange rates prevailing at that reporting date;
•income and expenses are translated at average exchange rates for the year; and
•retained earnings are translated at the exchange rates prevailing at the date of the transaction.
Exchange differences arising on translation into the presentation currency are transferred directly to the Group’s foreign currency translation reserve in equity. These differences are recognized in profit or loss in the year in which the operation is disposed.

Cash and Cash Equivalents
(f)    Cash and Cash Equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term highly liquid investments with original maturities of three months or less.

Trade and Other Receivables
(g)    Trade and Other Receivables
Trade receivables are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less allowance for any expected credit loss applying the simplified approach. If collection of the amounts is expected in one year or less, they are classified as current assets. If not, they are presented as non-current assets. Trade receivables are generally due for settlement within 30 days and therefore are all classified as current.
As the majority of receivables are short term in nature, their carrying amount is assumed to be the same as their fair value.
An estimate for the expected credit loss is made based on the historical risk of default and expected loss rates at the inception of the transaction. Inputs are selected for the ECL impairment calculation based on the Group’s past history, existing market conditions as well as forward looking estimates.

Prepayments
(h)    Prepayments
Prepayments represent payments in advance of receipt of goods or services. The Group recognizes a prepayment as an asset within other current and non-current assets when payment for goods or services has been made in advance of the Group obtaining a right to access those goods or services. These prepayments are assessed for indicators of impairment each year. If future economic benefits are no longer expected to occur, and economic benefits cannot be derived from the prepayment in any other way, the prepayment will be unrecognized.

Property, Plant and Equipment
(i)    Property, Plant and Equipment
All classes of property, plant and equipment are measured at cost. Depreciation is provided on a straight-line basis over the estimated useful lives of the assets, except for land which is not depreciated. Currently the Group only has plant and equipment, buildings and leasehold improvements. Plant and equipment is depreciated over a period between 5 and 10 years. Buildings and leasehold improvements are depreciated over a period between 10 and 15 years.

Intangible Assets
(j)    Intangible Assets
Intangible assets are stated at cost, net of accumulated amortization and accumulated impairment losses, if any. Cost in relation to patents includes registration, documentation and other legal fees associated with obtaining the patent. The costs of internally generated intangible assets are not capitalized and the expense is reflected as research and development costs in the statement of income as it is incurred.
The cost of intangible assets is amortized using the straight-line method over their estimated useful lives, and are reviewed at least annually. The expected changes in the useful life or in the pattern of consumption of the future economic benefits of the asset are accounted for when changing the period or amortization method, as appropriate, and they are treated as changes in the accounting estimates. Amortization expense is recognized in the statement of income as research and development costs.
The Group’s primary patents each have a useful life between 8 and 20 years with a remaining weighted average useful life of 11.6 years. Further patents are granted in various jurisdictions to extend the territorial coverage of the primary patent. Intangible assets are tested for impairment when there is an indicator of impairment, as well as possible reversal of previous impairment losses.

Exploration and Evaluation Expenditure
(k)    Exploration and Evaluation Expenditure
Exploration and evaluation expenditures are accounted for in accordance with the ‘area of interest’ method and with IFRS 6 Exploration for and Evaluation of Mineral Resources.
Exploration and evaluation expenditure encompasses expenditures incurred by the Group in connection with the exploration for and evaluation of mineral resources before the technical feasibility and commercial viability of extracting a mineral resource are demonstrable.
For each area of interest, expenditure incurred in the acquisition of rights to explore is capitalized and recognized as an exploration and evaluation asset. This includes option payments made to landowners under the Group’s option agreements with local landowners which are considered part of the acquisition costs. Exploration and evaluation assets are measured at cost at recognition and are recorded as an asset if:
(i)the rights to tenure of the area of interest are current; and
(ii)at least one of the following conditions is also met:
•the exploration and evaluation expenditures are expected to be recouped through successful development and exploitation of the area of interest, or alternatively, by its sale; and
•exploration and evaluation activities in the area of interest have not at the reporting date reached a stage which permits a reasonable assessment of the existence or otherwise of economically recoverable reserves, and active and significant operations in, or in relation to, the area of interest are continuing.
All other exploration and evaluation expenditures are expensed as incurred. Once the technical feasibility and commercial viability of a program or project has been demonstrated with a bankable feasibility study, the carrying amount of the exploration and evaluation expenditure in respect of the area of interest is reclassified as a “mine development property”.
Where a decision is made to proceed with development, accumulated expenditure is tested for impairment and transferred to development properties, and then amortized over the life of the reserves associated with the area of interest once mining operations have commenced. Recoverability of the carrying amount of the exploration and evaluation assets is dependent on successful development and commercial exploitation, or alternatively, sale of the respective areas of interest.
Impairment
Capitalized exploration costs are reviewed each reporting date to establish whether an indication of impairment exists. If any such indication exists, the recoverable amount of the capitalized exploration costs is estimated to determine the extent of the impairment loss (if any). Where an impairment loss subsequently reverses, the carrying amount of the asset is increased to the revised estimate of its recoverable amount, but only to the extent that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset.

Research and Development Expenditure
(l)    Research and Development Expenditure
All costs associated with research and development are expensed as incurred. Research and development activities are directed toward the development of new products as well as improvements in existing titanium processing technologies. These costs primarily include salaries and related personnel expenses, subcontractor expenses, patent registration expenses, materials, depreciation and amortization, allocated overhead, and other development expenses associated with processing operations at our IPF in Utah and TPF in Virginia. This change from the Company’s former policy of capitalizing internally developed intellectual property had no impact on the financials.

Trade and other payables
(m)    Trade and other payables
These amounts represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. The amounts are unsecured and are usually paid within 60 days of recognition. Trade and other payables are presented as current liabilities unless payment is not due within 12 months from the reporting date.
They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. The carrying amounts of trade and other payables are considered to be the same as their fair values, due to their short-term nature.

Provisions
(n)    Provisions
Provisions are recognized when the Group has a legal or constructive obligation, as a result of past events, for which it is probable that an outflow of economic benefits will result and that outflow can be reliably measured.

Interest income	(o) Interest income Interest income is recognized on a time proportionate basis that takes into account the effective yield on the financial asset.
Income Tax
(p)    Income Tax
The income tax expense for the year is the tax payable on the current year’s taxable income based on the national income tax rate for each jurisdiction adjusted by changes in deferred tax assets and liabilities attributable to temporary differences between the tax bases of assets and liabilities and their carrying amounts in the financial statements, and to unused tax losses.
Deferred tax assets and liabilities are recognized for temporary differences at the tax rates expected to apply when the assets are recovered or liabilities are settled, based on those tax rates which are enacted or substantively enacted for each jurisdiction. The relevant tax rates are applied to the cumulative amounts of deductible and taxable temporary differences to measure the deferred tax asset or liability. An exception is made for certain temporary differences arising from the initial recognition of an asset or a liability. No deferred tax asset or liability is recognized in relation to these temporary differences if they arose on goodwill or in a transaction, other than a business combination, that at the time of the transaction did not affect either accounting profit or taxable profit or loss.
Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in controlled entities where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.
Deferred tax assets are recognized for deductible temporary differences and unused tax losses only if it is probable that future taxable amounts will be available to utilize those temporary differences and losses.
The carrying amount of deferred income tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Unrecognized deferred income tax assets are reassessed at each balance date and are recognized to the extent that it has become probable that future taxable profit will allow the deferred tax asset to be recovered.
Current and deferred tax balances attributable to amounts recognized directly in equity are also recognized directly in equity.
Deferred tax assets and deferred tax liabilities are offset only if a legally enforceable right exists to set off current tax assets against tax liabilities and the deferred tax liabilities relate to the same taxable entity and the same taxation authority.

Employee Entitlements
(q)    Employee Entitlements
Provision is made for the Group’s liability for employee benefits arising from services rendered by employees to balance date. Employee benefits that are expected to be settled wholly within 12 months have been measured at the amounts expected to be paid when the liability is settled, plus related on-costs.

Earnings per Share
(r)    Earnings per Share
Basic EPS is calculated by dividing the net profit attributable to members of the Company for the reporting period, after excluding any costs of servicing equity, by the weighted average number of ordinary shares of the Company, adjusted for any bonus issue.
Diluted EPS is calculated by dividing the basic EPS earnings, adjusted by the after tax effect of financing costs associated with dilutive potential Ordinary Shares and the effect on revenues and expenses of conversion to Ordinary Shares associated with dilutive potential Ordinary Shares, by the weighted average number of Ordinary Shares and dilutive Ordinary Shares adjusted for any bonus issue. Diluted earnings per share excludes all dilutive potential shares if their effect is anti-dilutive.

Use and Revision of Accounting Estimates, Judgments and Assumptions
(s)    Use and Revision of Accounting Estimates, Judgments and Assumptions
The preparation of the financial report requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the year in which the estimate is revised if the revision affects only that year, or in the year of the revision and future years if the revision affects both current and future years.
In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amount recognized in the financial statements are described in the following notes:
•Functional currency (Note 1(e));
•Impairment of property plant and equipment (Note 8), intangibles (Note 9), and exploration and evaluation assets (Note 10);
•Lease accounting (Note 13); and
•Share-based payments (Note 19).

Operating Segments
(t)    Operating Segments
An operating segment is a component of an entity that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity), whose operating results are regularly reviewed by the entity’s chief operating decision maker to make decisions about resources to be allocated to the segment and assess its performance and for which discrete financial information is available. This includes start up operations which are yet to earn revenues. Management will also consider other factors in determining operating segments such as the existence of a line manager and the level of segment information presented reviewed by the chief operating decision maker.
Operating segments have been identified based on the information provided to the chief operating decision makers.
The Group aggregates two or more operating segments when they have similar economic characteristics, and the segments are similar in each of the following respects:
•Nature of the products and services;
•Nature of the production processes;
•Type or class of customer for the products and services;
•Methods used to distribute the products or provide the services; and if applicable
•Nature of the regulatory environment.
Operating segments that meet the quantitative criteria as prescribed by IFRS 8 Operating Segments are reported separately. However, an operating segment that does not meet the quantitative criteria is still reported separately where information about the segment would be useful to users of the financial statements.
Information about other business activities and operating segments that are below the quantitative criteria are combined and disclosed in a separate category for “all other segments”.
Currently, the Group has only one operating segment.

Impairment of Non-Financial Assets
(u)    Impairment of Non-Financial Assets
The Group assesses at each reporting date whether there is an indication that an asset may be impaired. If any such indication exists, or when annual impairment testing for an asset is required, the Group makes an estimate of the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs of disposal and its value in use and is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets and the asset’s value in use cannot be estimated to be close to its fair value. In such cases the asset is tested for impairment as part of the cash-generating unit to which it belongs. When the carrying amount of an asset or cash-generating unit exceeds its recoverable amount, the asset or cash-generating unit is considered impaired and is written down to its recoverable amount.
In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
An assessment is also made at each reporting date as to whether there is any indication that previously recognized impairment losses may no longer exist or may have decreased. If such indication exists, the recoverable amount is estimated. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case the carrying amount of the asset is increased to its recoverable amount. That increased amount cannot exceed the carrying amount that would have been determined, net of depreciation, had no impairment loss been recognized for the asset in prior years. After such a reversal the depreciation charge is adjusted in future years to allocate the asset’s revised carrying amount, less any residual value, on a systematic basis over its remaining useful life.

Fair Value Estimation
(v)    Fair Value Estimation
The fair value of financial assets and financial liabilities must be estimated for recognition and measurement or for disclosure purposes.
The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities classified as fair value through other comprehensive income) is based on quoted market prices at the reporting date. The quoted market price used for financial assets held by the Group is the current bid price; the appropriate quoted market price for financial liabilities is the current ask price.
The nominal value less estimated credit adjustments of trade receivables and payables are assumed to approximate their fair values. The fair value of financial liabilities for disclosure purposes is estimated by discounting the future contractual cash flows at the current market interest rate that is available to the Group for similar financial instruments.

Issued and Unissued Capital
(w)    Issued and Unissued Capital
Ordinary Shares and Performance Shares are classified as equity. Issued and paid up capital is recognized at the fair value of the consideration received by the Company. Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Dividends	(x) Dividends Provision is made for the amount of any dividend declared on or before the end of the year but not distributed at balance date.
Share-Based Payments
(y)    Share-Based Payments
Equity-settled share-based payments are provided to officers, employees, consultants and other advisors. These share-based payments are measured at the fair value of the equity instrument at the grant date. The fair value of options is estimated using the Black Scholes option valuation model. The fair value of performance rights that have market-based vesting conditions is estimated using a trinomial valuation model. The fair value of restricted stock units and performance rights that do not have market-based vesting conditions are estimated based on the underlying share price. The fair value determined at the grant date is expensed on a straight-line basis over the vesting period, based on the Company’s estimate of equity instruments that will eventually vest. At each reporting date, the Company revises its estimate of the number of equity instruments expected to vest. The impact of the revision of the original estimates, if any, is recognized in profit or loss over the remaining vesting period, with a corresponding adjustment to the share-based payments reserve.
Equity-settled share-based payments may also be provided as consideration for the acquisition of assets. Where ordinary shares are issued, the transaction is recorded at fair value based on the quoted price of the ordinary shares at the date of issue. The acquisition is then recorded as an asset or expensed in accordance with accounting standards.

Leases
(z)    Leases
The Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e. the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. If ownership of the leased asset transfers to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment.
Lease liabilities
At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating the lease, if the lease term reflects the Group exercising the option to terminate.
In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g. changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.
Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of machinery and equipment (i.e. those leases that have a lease term of 12 months or less from the commencement date and do not contain a purchase option). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low-value assets are recognized as expense on a straight-line basis over the lease term.

Accounting for Government Funding Arrangements
aa) Accounting for Government Funding Arrangements
The U.S. government has invested significant resources to re-shore to the U.S. a secure domestic titanium supply chain. As of June 30, 2025, the Company has received awards under the U.S. DoW DPA and IBAS funding programs in the amount of approximately $60 million, with $17.7 million obligated as of June 30, 2025 under contract as described below. These contracts are accounted for under IAS 20, Accounting for Government Grants and Disclosure of Government Assistance.
Funding under DPA $12.7 million
In October 2023, IperionX executed a $12.7 million contract in funding under the U.S. DoW DPA Title III authorities to address the U.S. titanium supply chain vulnerabilities. The government share will be matched with $13.4 million in funding from IperionX, for a total funding amount of $26 million. This funding is being applied towards the Group’s Titanium Production Facility in Virginia. The agreement has an initial term of 39 months, scheduled to terminate on January 30, 2027, and provides that it may be extended by mutual agreement. Under the agreement, the Company and the U.S. government have agreed to use best efforts to achieve the goals of the agreement, which include the Company conducting a research and development program with respect to titanium technology.
For accounting purposes, the Company’s role with respect to the equipment is to acquire it on behalf of the government in an agency capacity. Upon procurement of the asset for the government, only a receivable is recognized reflecting the reimbursement due from the government. No amounts are capitalized or expensed by the Company.
As of June 30, 2025, the Company has procured assets on behalf of the government that cost approximately $10.3 million. (2025: $4.0 million), (2024: $6.3 million). We received cash reimbursements from the U.S. DoW of $5.6 million during the twelve months ended June 30, 2025 (2024: $4.7 million). We expect to utilize the full $12.7 million of available funding by the end of fiscal year 2026.
Title to all assets purchased by the Group with funds from the U.S. government vest with the U.S. government during the term of the technology investment agreement. The U.S. government can elect to, but is not obliged to, transfer such title to all (or some) of the assets to the Company at the end of the agreement, which is scheduled to terminate on January 30, 2027, if the Group's performance is satisfactory. Accordingly, the Company does not have an enforceable right to the assets acquired with federal funds, even where the conditions of the agreement are complied with, and so there is no current grant to be recognized. Instead, for accounting purposes, the Company’s role with respect to the equipment is to acquire it on behalf of the U.S. government in an agency capacity. Upon procurement of the asset for the U.S. government, only a receivable is recognized reflecting the reimbursement due from the U.S. government. If, per the agreement, the government subsequently decides to transfer title of the assets to the Company at the end of the program, this is the point at which a grant would crystallize and the Company would record a non-monetary government grant.
Funding under IBAS $47.1 million
In February 2025, the Company was awarded up to $47.1 million by the U.S. DoW to strengthen the U.S. Defense Industrial Base by accelerating the scale-up of a resilient, low-cost, and fully-integrated U.S. mineral-to-metal titanium supply chain. The grant will be matched with $23.6 million in funding by IperionX, for a total funding amount of $70.7 million. This funding aims to bolster the U.S. defense Industrial base by developing a fully integrated, low-cost titanium supply chain sourced domestically. The project scope under the IBAS program had been revised to prioritize accelerated expansion of IperionX’s titanium metal and manufacturing production capacity at IperionX’s Virginia Titanium Manufacturing Campus.
As part of the initial phase, the DoW has obligated $5.0 million, and IperionX will contribute $1.0 million, to expedite the Titan Critical Minerals Project in Tennessee to ‘shovel-ready’ status, an important milestone in securing a new domestic source of titanium, rare earths and zircon critical minerals. Subsequent to year end, the DoW obligated an additional $12.5 million in August of 2025, and another $25.0 million in September of 2025, through the IBAS program to purchase orders for long-lead, major capital equipment required for the next stage of capacity scale-up to over 1,400 metric tons per year at the Virginia Titanium Manufacturing Campus. Total obligations now stand at $42.5 million, with the remaining $4.6 million expected to be obligated by the DoW over the contract term. The matching funding by IperionX increased to $48.1 million for a total funding amount of $95.2 million as of the date of this filing. Government reimbursements provided as grants are subject to conditional funding provisions. Grants for the initial phase are recognized as “Other income and expenses” in the consolidated statements of profit and loss and other comprehensive income, once all conditions for reimbursement are met.
As of June 30, 2025, the Company has incurred costs of $0.9 million toward the Titan Project definitive feasibility study and has requested reimbursements from U.S. DoW in the amount of $0.9 million which is recognized as “Other income and expenses” in the consolidated statements of profit and loss during fiscal year 2025. We have received cash reimbursements from the U.S. DoW of $0.1 million during the twelve months ended June 30, 2025. (2024: nil).